--------------------------------------------------------------------------------

The Flex-Funds
--------------


      The Money
      Market Fund

      2001
      Annual Report


      December 31, 2001



The Flex-Funds
--------------

      P.O. Box 7177
      Dublin, Ohio 43017
      TOLL FREE 800-325-3539
      Internet: www.flexfunds.com
      Email: flexfunds@meederfinancial.com

--------------------------------------------------------------------------------

The Flex-funds
--------------


The Money Market Fund
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Performance Perspective
Period & Average Annual Total Returns                             1       3       5      10       Since
as of December 31, 2001                                        year   years   years   years   Inception
-------------------------------------------------------------------------------------------------------
The Money Market Fund                                         4.10%   5.08%   5.19%   4.78%    5.88%/1/
-------------------------------------------------------------------------------------------------------
Average Money Market Fund/3/                                  3.44%   4.56%   4.71%   4.40%    5.45%/2/
-------------------------------------------------------------------------------------------------------
Current & Effective Yields*               7-day simple yield: 2.15%         7-day compound yield: 2.17%
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
/1/Inception Date: 3/27/85
/2/Average Annual total return from 3/31/85 to 12/31/01.
/3/Source for average money market fund data: Lipper, Inc.
* Yield quotations more closely reflect the current earnings of The Money Market Fund than do total return quotations.
--------------------------------------------------------------------------------

Annual Market Perspective

    [PHOTO]

Joseph A. Zarr
Portfolio Manager


    [PHOTO]

Richard A. Clemens
Portfolio Manager

Once again, The Flex-funds Money Market Fund ranked among the top retail money market funds in the nation during 2001 for yield and total return. The Fund ranked #5 out of 272 retail general purpose money market funds for 7-day simple yield as of January 1, 2002, according to iMoneyNet, Inc. Additionally, the Fund ranked among the top 5% of all retail money market funds for total return for all time periods monitored by Lipper, Inc as of December 31, 2001.

The aggressive monetary easing policy adopted by the Federal Reserve this year dropped money market fund yields to historic lows. The Money Market Fund's 7-day simple yield fell from 6.33% on December 31, 2000 to 2.15% on December 31, 2001.

In general, we maintained a relatively long average maturity in the Fund's portfolio through most of 2001, seeking the higher yields that are available on long-term securities. Credit quality among corporate debt issues was a concern this year as shrinking profits placed additional pressure on company balance sheets. In response, we sought only the highest-quality corporate issues for the Fund's portfolio.

As it appears the Federal Reserve is done lowering rates in the near term, we are seeking to reduce the Fund's average maturity. We intend to remain patient and willing to move as the market dictates.

Past performance does not guarantee future results. Except for the current and effective yields, all performance figures represent period and average annual total returns for the periods ended December 31, 2001 and assume reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investments in The Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to perserve the value of your investment at $1.00 per share, it is possible to lose money by investing in The Money Market Fund. Expenses were waived and/or reimbursed in order to reduce the operating expenses of The Money Market Fund during the periods shown above. Without such waivers the Fund's rankings may have been lower.

                                          2001 Annual Report | December 31, 2001

The Flex-funds
--------------


--------------------------------------------------------------------------------
Portfolio Holdings*                                      as of December 31, 2001

                                    [CHART]


                       1) U.S. Govt. Agency Notes      42%
                       2) Variable Rate Notes          31%
                       3) Corporate Notes              12%
                       4) Repurchase Agreements         9%
                       5) Commercial Paper              6%


* Portfolio Holdings are subject to change.

--------------------------------------------------------------------------------
Annual Returns

                                    [CHART]

          Annual               The Money              The Avg. Money
          Returns             Market Fund             Market Fund/1/
          -------             -----------             --------------
          1992                   3.70%                   3.37%
          1993                   2.98%                   2.70%
          1994                   4.10%                   3.75%
          1995                   5.85%                   5.49%
          1996                   5.27%                   4.95%
          1997                   5.38%                   5.10%
          1998                   5.31%                   5.04%
          1999                   4.96%                   4.65%
          2000                   6.20%                   5.70%
          2001                   4.10%                   3.44%

/1/ Source: Lipper, Inc.



2001 Annual Report | December 31, 2001

Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

                            Money Market Portfolio

                            Money Market Portfolio

                                                 Shares or    Amortized
                             Coupon/               Face        Cost or
                              Yield   Maturity    Amount        Value
                             ------- ---------- ------------ ------------
         Commercial Papers -- 5.3%
       Duff & Phelps Utility
        & Corp. Bond
        Trust, Inc.***        3.54%  02/13/2002 $  1,450,000 $  1,443,868
       Duff & Phelps Utility
        & Corp. Bond
        Trust, Inc.***        3.55%  02/13/2002    3,000,000    2,987,279
       National Rural
        Utilities
        Cooperative
        Finance Corp.         1.94%  01/25/2002   10,000,000    9,987,067
                                                             ------------
       Total Commercial
        Papers (Cost
        $14,418,214)                                           14,418,214
                                                             ------------
         Corporate Obligations -- 37.0%
       Aquarium Holdings
        KY***                2.08% * 01/03/2002      108,000      108,000
       Austin Printing Co.,
        Inc.***               2.15%* 01/03/2002    2,375,000    2,375,000
       Bank One Corp.         8.10%  03/01/2002    1,500,000    1,513,049
       Bath Technologies,
        Inc.***               2.18%* 01/03/2002    1,400,000    1,400,000
       Beaver Creek
        Enterprise***         2.15%* 01/03/2002    1,910,000    1,910,000
       Care Life Project***   2.15%* 01/03/2002      425,000      425,000
       Citigroup, Inc.        5.50%  02/15/2002   10,000,000   10,022,856
       Clark Grave Vault
        Co.***                2.08%* 01/03/2002    1,800,000    1,800,000
       Coughlin Family
        Prop., Inc.***        2.08%* 01/03/2002    2,675,000    2,675,000
       Danis Construction
        Co.***                2.08%* 01/03/2002    3,000,000    3,000,000
       Espanola/Nambe***      2.15%* 01/03/2002    1,440,000    1,440,000
       General Electric Co.   5.50%  04/15/2002      750,000      751,585
       General Electric Co.   7.25%  01/15/2002    3,000,000    3,003,884
       General Motors
        Acceptance Corp.      6.75%  02/07/2002    1,950,000    1,955,129
       Gordon Flesch Co.
        Project***            2.15%* 01/03/2002    1,000,000    1,000,000
       Hancor, Inc.***        2.15%* 01/03/2002      300,000      300,000
       Isaac Tire, Inc.***    2.08%* 01/03/2002      930,000      930,000
       K.L. Morris, Inc.***   2.08%* 01/03/2002    2,160,000    2,160,000
       Martin Wheel Co.,
        Inc.***               2.23%* 01/03/2002    2,545,000    2,545,000
       Merrill Lynch & Co.,
        Inc.                  5.71%  01/15/2002   10,000,000   10,007,912
       MetLife Insurance
        Co.****               2.70%* 01/02/2002   19,000,000   19,000,000
       Miami Valley
        Steel***              2.15%* 01/03/2002      890,000      890,000
       Mubea, Inc.***         2.15%* 01/03/2002    1,875,000    1,875,000
       Mubea, Inc.***         2.15%* 01/03/2002    7,600,000    7,600,000
       O.K.I. Supply Co.***   2.08%* 01/03/2002    1,730,000    1,730,000
       Osco Industries,
        Inc.***               2.15%* 01/03/2002    1,800,000    1,800,000
       Presrite Corp.***      2.15%* 01/03/2002      850,000      850,000
       Pro Tire, Inc.***      2.08%* 01/03/2002    1,115,000    1,115,000

                                                Shares or    Amortized
                            Coupon/               Face        Cost or
                             Yield   Maturity    Amount        Value
                            ------- ---------- ------------ ------------
          Corporate Obligations -- continued
        R.I. Lampus Co.***   2.15%* 01/03/2002 $  1,285,000 $  1,285,000
        Seariver Maritime,
         Inc.***             2.12%* 01/02/2002    5,400,000    5,400,000
        SGS Tool
         Company***          2.15%* 01/03/2002    1,080,000    1,080,000
        Wal-Mart Stores,
         Inc.                6.88%  08/01/2002      620,000      636,251
        White Castle
         Project***          2.15%* 01/03/2002    7,500,000    7,500,000
                                                            ------------
        Total Corporate
         Obligations (Cost
         $100,083,666 )                                      100,083,666
                                                            ------------
          U.S. Government Agency Obligations -- 47.6%
        Federal Farm Credit
         Bank                6.63%  02/01/2002   10,000,000   10,022,126
        Federal Farm Credit
         Bank                6.40%  01/16/2002      300,000      300,316
        Federal Home Loan
         Bank                5.13%  02/26/2002    1,250,000    1,252,018
        Federal Home Loan
         Bank                6.75%  02/15/2002    1,000,000    1,003,189
        Federal Home Loan
         Bank                5.00%  01/29/2002    1,000,000    1,000,694
        Federal Home Loan
         Bank                2.38%  10/29/2002    5,000,000    5,000,660
        Federal Home Loan
         Bank                2.19%  04/10/2002   10,000,000    9,939,775
        Federal Home Loan
         Bank                6.26%  10/28/2002      800,000      824,808
        Federal Home Loan
         Bank                6.54%  02/25/2002      200,000      201,239
        Federal Home Loan
         Bank                6.75%  01/25/2002      500,000      500,946
        Federal Home Loan
         Bank                5.50%  03/08/2002      300,000      301,715
        Federal Home Loan
         Bank                3.50%  08/20/2002    3,420,000    3,424,307
        Federal Home Loan
         Bank                6.21%  03/15/2002      500,000      504,086
        Federal Home Loan
         Bank                5.85%  08/07/2002      750,000      765,864
        Federal Home Loan
         Bank                6.75%  08/15/2002    7,000,000    7,145,927
        Federal Home Loan
         Bank                6.16%  06/21/2002      500,000      509,272
        Federal Home Loan
         Bank                6.75%  05/01/2002   10,000,000   10,160,710
        Federal National
         Mortgage
         Association         5.38%  03/15/2002    5,000,000    5,018,301
        Federal National
         Mortgage
         Association         1.83%  02/14/2002    6,893,000    6,877,583
        Federal National
         Mortgage
         Association         1.89%  02/21/2002   10,000,000    9,973,225

                                                                 The Flex-funds

Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

                            Money Market Portfolio

                            Money Market Portfolio

                                                 Shares or    Amortized
                             Coupon/               Face        Cost or
                              Yield   Maturity    Amount        Value
                             ------- ---------- ------------ ------------
         U.S. Government Agency Obligations -- continued
       Federal National
        Mortgage
        Association           1.89%  03/08/2002 $  1,950,000 $  1,943,243
       Federal National
        Mortgage
        Association           2.28%  02/28/2002    5,000,000    4,981,634
       Federal National
        Mortgage
        Association           2.25%  02/14/2002    5,000,000    4,986,250
       Federal National
        Mortgage
        Association           2.18%  03/08/2002    5,000,000    4,980,062
       Freddie Mac            2.26%  01/31/2002   10,000,000    9,981,167
       Freddie Mac            5.50%  05/15/2002    6,600,000    6,654,174
       Freddie Mac            2.21%  07/18/2002    3,680,000    3,635,269
       Freddie Mac            1.90%  02/14/2002    5,000,000    4,988,419
       Freddie Mac            2.35%  02/28/2002    1,796,000    1,789,200
       Student Loan
        Marketing
        Association           1.81%* 01/02/2002   10,000,000    9,999,206
                                                             ------------
       Total U.S.
        Government
        Agency
        Obligations (Cost
        $128,665,385)                                         128,665,385
                                                             ------------
         U.S. Treasury Obligations -- 0.0%
       U.S. Treasury Bill **  1.82%  05/30/2002       63,100       62,612
                                                             ------------
       Total U.S. Treasury
        Obligations (Cost
        $62,612)                                                   62,612
                                                             ------------
         Repurchase Agreements -- 9.3%
       Smith Barney
        Securities LLC,
        1.93%, 01/02/02,
        (Collateralized by
        $25,567,922
        Three Pillars
        Funding
        Commercial
        Paper, at 3.22%,
        due 03/04/02,
        value --
         $25,426,041)         1.93%  01/02/2002   24,927,000   24,927,000
                                                             ------------
       Total Repurchase
        Agreements (Cost
        $24,927,000)                                           24,927,000
                                                             ------------
       Total Investments --
         99.2% (Cost
        $268,156,877) (a)                                     268,156,877
       Other Assets less
        Liabilities -- 0.8%                                     2,173,075
                                                             ------------
       Total Net Assets --
         100.0%                                              $270,329,952
                                                             ------------

                                                 Shares or    Amortized
                                                   Face        Cost or
                                                  Amount        Value
                                                ------------ ------------
         Trustee Deferred Compensation *****
       Flex-funds Highlands Growth Fund         $      1,096 $     17,440
       Flex-funds Muirfield Fund                       2,402       10,503
       Flex-funds Total Return Utilities Fund            589       11,294
       Meeder Advisor International Equity Fund          963       10,181
                                                             ------------
       Total Trustee Deferred Compensation
        (Cost $49,418)                                       $     49,418
                                                             ------------

(a) Cost for federal income tax and financial reporting purposes are the same.
* Variable rate security. Interest rate is as of December 31, 2001. Maturity date reflects the next rate change date.
** Pledged as collateral on Letter of Credit.
*** Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of December 31, 2001, securities restricted as to resale to institutional investors represented 21.5% of the Portfolio.
**** Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of December 31, 2001, illiquid securities represented 7.1% of the Portfolio.
*****Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

The Flex-funds

Statement of Assets & Liabilities
December 31, 2001
--------------------------------------------------------------------------------

                                                                                        The
                                                                                       Money
                                                                                       Market
                                                                                        Fund
                                                                                    ------------
Assets
Investments in corresponding portfolio, at value                                    $221,615,343
Receivable from investment advisor                                                        23,842
Other assets                                                                              43,820
------------------------------------------------------------------------------------------------
Total Assets                                                                         221,683,005
------------------------------------------------------------------------------------------------

Liabilities
Dividends payable                                                                         33,815
Accrued distribution plan fees (12b-1)                                                    29,372
Accrued transfer agent and administrative fees                                            22,094
Other accrued liabilities                                                                  3,563
------------------------------------------------------------------------------------------------
Total Liabilities                                                                         88,844
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Net Assets                                                                          $221,594,161
------------------------------------------------------------------------------------------------

Net Assets
Capital                                                                             $221,594,161
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $221,594,161
------------------------------------------------------------------------------------------------

Capital Stock Outstanding (indefinite number of shares authorized, $0.10 par value)
                                                                                     221,594,161

Net Asset Value, Offering and Redemption Price Per Share
                                                                                    $       1.00

See accompanying notes to financial statements.

                                                                 The Flex-funds

Statement of Operations
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                                 The
                                                                Money
                                                                Market
                                                                 Fund
                                                              -----------
     Net Investment Income from Corresponding Portfolio
     Interest                                                 $10,651,786
     Expenses net of fees waived                                 (496,292)
     ---------------------------------------------------------------------
     Total Net Investment Income from Corresponding Portfolio  10,155,494
     ---------------------------------------------------------------------

     Fund Expenses
     Administrative                                               119,758
     Transfer agent                                               162,951
     Audit                                                          3,600
     Legal                                                          1,396
     Printing                                                      63,250
     Distribution plan (12b-1)                                    191,613
     Postage                                                       50,240
     Registration and filing                                       29,304
     Insurance                                                      5,805
     Other                                                         30,446
     ---------------------------------------------------------------------
     Total Expenses                                               658,363
     ---------------------------------------------------------------------

     Expenses reimbursed by investment advisor                    (89,322)
     ---------------------------------------------------------------------
     Net Expenses                                                 569,041
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     Net Investment Income                                      9,586,453
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     Net Change in Net Assets Resulting from Operations       $ 9,586,453
     ---------------------------------------------------------------------

See accompanying notes to financial statements.

The Flex-funds

Statements of Changes in Net Assets
For the Years Ended December 31, 2001 and December 31, 2000
--------------------------------------------------------------------------------

                                                                 The Money Market Fund
                                                             ----------------------------
                                                                 2001           2000
                                                             -------------  -------------
Operations
Net investment income                                        $   9,586,453  $  14,604,706
------------------------------------------------------------------------------------------
Net change in net assets resulting from operations               9,586,453     14,604,706
------------------------------------------------------------------------------------------

Distributions to Shareholders
From net investment income                                      (9,586,453)   (14,604,706)
------------------------------------------------------------------------------------------
Net change in net assets resulting from distributions           (9,586,453)   (14,604,706)
------------------------------------------------------------------------------------------

Capital Transactions
Issued                                                         414,752,340    508,971,433
Reinvested                                                       9,405,254     14,386,159
Redeemed                                                      (435,790,875)  (522,153,383)
------------------------------------------------------------------------------------------
Net change in net assets resulting from capital transactions   (11,633,281)     1,204,209
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Total Change in Net Assets                                     (11,633,281)     1,204,209
------------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                              233,227,442    232,023,233
------------------------------------------------------------------------------------------
Net Assets -- End of Period                                  $ 221,594,161  $ 233,227,442
------------------------------------------------------------------------------------------

Share Transactions
Issued                                                         414,752,340    508,971,433
Reinvested                                                       9,405,254     14,386,159
Redeemed                                                      (435,790,875)  (522,153,383)
------------------------------------------------------------------------------------------
Net change in shares                                           (11,633,281)     1,204,209
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                                                 The Flex-funds

Financial Highlights
For a Share Outstanding Through Each Fiscal Year Ended December 31, 2001
--------------------------------------------------------------------------------

The Money Market Fund

                                                       2001      2000      1999      1998      1997
                                                     --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period                 $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
------------------------------------------------------------------------------------------------------

Income from Investment Operations
Net investment income                                   0.040     0.060     0.049     0.052     0.053
------------------------------------------------------------------------------------------------------
Total from Investment Operations                        0.040     0.060     0.049     0.052     0.053
------------------------------------------------------------------------------------------------------

Less Distributions
From net investment income                             (0.040)   (0.060)   (0.049)   (0.052)   (0.053)
------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.040)   (0.060)   (0.049)   (0.052)   (0.053)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
------------------------------------------------------------------------------------------------------

Total Return (assumes reinvestment of distributions)
                                                        4.10%
                                                                  6.20%
                                                                            4.96%
                                                                                      5.31%
                                                                                                5.38%

Ratios/Supplemental Data
Net assets, end of period ($000)                     $221,594  $233,227  $232,023  $154,255  $169,335
Ratio of expenses to average net assets                 0.44%     0.41%     0.41%     0.40%     0.40%
Ratio of net investment income to average net assets    4.00%     6.01%     4.88%     5.19%     5.26%
Ratio of expenses to average net assets before
  reimbursement/waiver of fees(1)                       0.62%     0.60%     0.54%     0.59%     0.59%

(1) Ratio includes fees waived in corresponding portfolio.

See accompanying notes to financial statements.

The Flex-funds

Notes to Financial Statements
December 31, 2001
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

The Flex-funds Trust (the "Trust") was organized in 1982 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust offers seven separate series, and it is presently comprised of seven separate funds including The Money Market Fund (the "Fund"). The Fund invests substantially all of its assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                       Percentage of
                                                     Portfolio Owned by
                                                         Fund as of
        Fund                  Portfolio              December 31, 2001
        ----                  ---------              ------------------
        The Money Market Fund Money Market Portfolio         82%

The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments. The Fund records its investment in the corresponding Portfolio at value. Valuation of securities held by the Portfolio is discussed in the Portfolio's notes to financial statements included elsewhere in this report.

Federal income taxes. It is the Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to deferrals of certain losses and expiring capital loss carryforwards. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified within the components of net assets.

Investment income & expenses. The Fund records daily its proportionate share of the corresponding Portfolio's income, expenses, and realized gains and losses. In addition, the Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Fund based on the Fund's relative net assets or other appropriate basis.

2.  Agreements and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an

                                                                 The Flex-funds
annual fee equal to the greater of $20 per active shareholder account or 0.06% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MAM is contractually obligated to reduce its fees and/or reimburse expenses for the Fund, including expenses allocated from the Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses), to the extent necessary to achieve an effective yield for the Fund that will rank in the top 10% of yields for all general purpose money market funds in 2001. Such reimbursements are limited to the total fees charged to the Fund by MAM and MFSCo. For the year ended December 31, 2001, MAM reimbursed $89,322 to the Fund.

Pursuant to Rule 12b-1 of the 1940 Act, a mutual fund can adopt a written plan to pay certain expenses out of fund assets relating to the sale and distribution of its shares. The Fund has adopted a distribution plan that limits the Fund, on an annual basis, to pay 0.20% of average daily net assets for such expenses.

                     End of Notes to Financial Statements
--------------------------------------------------------------------------------
Other Information Regarding Trustees and Officers (unaudited)

For information on the trustees and officers of the Trust, please see Other Information Regarding Trustees and Officers for the Portfolio, which are included elsewhere in this report.

The Flex-funds

                         Independent Auditors' Report

To the Shareholders and The Board of Trustees of The Flex-funds:

We have audited the accompanying statement of assets and liabilities of The Flex-funds - The Money Market Fund (the Fund) as of December 31, 2001, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 22, 2002

                                                                 The Flex-funds

Statement of Assets & Liabilities
December 31, 2001
--------------------------------------------------------------------------------


                                                               Money
                                                              Market
                                                             Portfolio
                                                            ------------
        Assets
        Investments, at value*                              $243,229,877
        Repurchase agreements, at value*                      24,927,000
        Trustee deferred compensation investments, at value       49,418
        Cash                                                         746
        Receivable from corresponding Fund                       374,607
        Interest and dividend receivable                       1,834,618
        Prepaid expenses/other assets                             16,456
        ----------------------------------------------------------------
        Total Assets                                         270,432,722
        ----------------------------------------------------------------

        Liabilities
        Payable for Trustee Deferred Compensation Plan            49,418
        Payable to investment advisor                             35,101
        Accrued fund accounting fees                               6,079
        Other accrued liabilities                                 12,172
        ----------------------------------------------------------------
        Total Liabilities                                        102,770
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        Total Net Assets                                    $270,329,952
        ----------------------------------------------------------------

        Net Assets
        Capital                                             $270,329,952
        ----------------------------------------------------------------
        Total Net Assets                                    $270,329,952
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        * Securities at cost                                $268,156,877
        ----------------------------------------------------------------

See accompanying notes to financial statements.

The Flex-funds

Statement of Operations
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                              Money
                                                             Market
                                                            Portfolio
                                                           -----------
        Investment Income
        Interest                                           $14,785,675
        ---------------------------------------------------------------
        Total Investment Income                             14,785,675
        ---------------------------------------------------------------

        Expenses
        Investment advisor                                     978,323
        Fund accounting                                         70,133
        Trustee                                                  9,026
        Audit                                                   13,847
        Custodian                                               51,570
        Legal                                                    1,328
        Insurance                                               16,088
        Other                                                    7,737
        ---------------------------------------------------------------
        Total Expenses                                       1,148,052
        ---------------------------------------------------------------

        Investment advisor fees waived                        (461,679)
        ---------------------------------------------------------------
        Total Net Expenses                                     686,373
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        Net Investment Income                               14,099,302
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        Net Change in Net Assets Resulting from Operations $14,099,302
        ---------------------------------------------------------------

See accompanying notes to financial statements.

                                                                 The Flex-funds

Statements of Changes in Net Assets
For the Years Ended December 31, 2001 and December 31, 2000
--------------------------------------------------------------------------------

                                                                                            Money Market Portfolio
                                                                                        ------------------------------
                                                                                            2001            2000
                                                                                        -------------  ---------------
Operations
Net investment income                                                                   $  14,099,302  $    62,333,054
-----------------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from operations                                         14,099,302       62,333,054
-----------------------------------------------------------------------------------------------------------------------

Transactions of Investors' Beneficial Interests
Contributions                                                                             638,416,530    4,173,139,320
Withdrawals                                                                              (679,391,675)  (5,042,463,181)
-----------------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from transactions of investors' beneficial interests   (40,975,145)    (869,323,861)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total Change in Net Assets                                                                (26,875,843)    (806,990,807)
-----------------------------------------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                                                         297,205,795    1,104,196,602
-----------------------------------------------------------------------------------------------------------------------
Net Assets -- End of Period                                                             $ 270,329,952  $   297,205,795
-----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Flex-funds

Financial Highlights
Ratios/Supplementary Data For Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

Money Market Portfolio

                                               2001        2000      1999      1998     1997
                                             --------    -------- ---------- -------- --------
Total Return                                    4.54%       6.61%      5.37%    5.71%    5.78%

Net assets, end of period ($000)
                                             $270,330
                                                         $297,206
                                                                  $1,104,197
                                                                             $798,269
                                                                                      $587,019
Ratio of expenses to average net assets         0.21%       0.19%      0.18%    0.18%    0.18%
Ratio of net investment income to average
  net assets                                    4.26%       6.05%      5.07%    5.39%    5.47%
Ratio of expenses to average net assets
  before waiver of fees                         0.35%       0.30%      0.30%    0.30%    0.31%

See accompanying notes to financial statements.


                                                                 The Flex-funds

Notes to Financial Statements
December 31, 2001
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

The Money Market Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-ended management investment company, which was organized as a trust under the laws of the State of New York. For federal income tax purposes the Portfolio qualifies as a partnership, and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio pays no income dividend or capital gain distribution. The investment objective of the Money Market Portfolio is to seek to provide current income while maintaining a stable share price of $1.00 by investing primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. government, securities issued by U.S. government agencies, or obligations issued by corporations and financial institutions.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation. The Portfolio obtains prices from independent pricing services that use valuation techniques approved by the Board of Trustees ("Trustees"). Money market securities held in the Portfolio are valued at amortized cost, which approximates market value.

Repurchase agreements. The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

Federal income taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Other. The Portfolio records security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

Under a Deferred Compensation Plan (the "Plan"), non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of The Flex-funds and the Meeder Advisor Funds. Deferred amounts remain in the Portfolio until distributed in accordance with the Plan.

The Portfolio has pledged as collateral a U.S. Government Security, cash or other high-grade debt security solely for the benefit of ICI Mutual Insurance Co. for the Portfolio's fidelity bond coverage.

2.  Investment Transactions

As of December 31, 2001, the aggregate cost basis of investments for federal income tax purposes was $268,156,877.

3.  Investment Advisory Fees and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Portfolio with investment management,

The Flex-funds
research, statistical and advisory services. For such services the Portfolio pays a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the year ended December 31, 2001, MAM contractually waived $461,679 of investment advisory fees in the Portfolio. If this fee had not been voluntarily waived, the expense ratios, as illustrated in the financial highlights, for the Portfolio and its corresponding fund would have been higher.

Mutual Funds Service Co. ("MFSCo"), a wholly owned subsidiary of Meeder, serves as accounting services agent for the Portfolio. In compensation for such services, the Portfolio pays MFSCo an annual fee equal to the greater of:

    a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or

    b. $30,000.

                     End of Notes to Financial Statements
--------------------------------------------------------------------------------
Other Information Regarding Trustees and Officers (unaudited)

Certain trustees and officers of the Portfolio are also officers or directors of Meeder, MAM and MFSCo. The Trustees oversee the management of the Trust and the Portfolio and elect their officers. The officers are responsible for the Portfolio's day-to-day operations. The Trustees' and officers' names, addresses, years of birth, positions held with the Trust, and length of service as a Flex-funds Trustee are listed below. Also included is each Board member's principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by MAM, including The Flex-funds, Meeder Advisor Funds, and the corresponding portfolios of The Flex-funds and Meeder Advisor Funds (collectively, the "Fund Complex"). Those Trustees who are "interested persons", as defined in the 1940 Act, by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

                                                                           Principal
                                         Position and Length of     Occupation During Past
Name, Address(1), and Year of Birth            Service(2)                 Five Years
-----------------------------------     -------------------------- -------------------------
Robert S. Meeder, Sr.* Year of Birth:   Trustee and President      Chairman of Meeder Asset
1929                                                               Management, Inc., an
                                                                   investment advisor;
                                                                   Chairman and Director of
                                                                   Mutual Funds Service Co.,
                                                                   the Fund Complex's
                                                                   transfer agent; Director
                                                                   of Adviser Dealer
                                                                   Services, Inc., the Fund
                                                                   Complex's Distributor.

Milton S. Bartholomew Year of Birth:    Trustee                    Retired; formerly a
1929                                                               practicing attorney in
                                                                   Columbus, Ohio; member of
                                                                   the Fund Complex's Audit
                                                                   Committee.

Roger D. Blackwell Year of Birth: 1940  Trustee                    Professor of Marketing
                                                                   and Consumer Behavior,
                                                                   The Ohio State
                                                                   University; President of
                                                                   Blackwell Associates,
                                                                   Inc., a strategic
                                                                   consulting firm.

Robert S. Meeder, Jr.* Year of Birth:   Trustee and Vice President President of Meeder Asset
1961                                                               Management, Inc.

Walter L. Ogle Year of Birth: 1937      Trustee                    Retired; formerly
                                                                   Executive Vice President
                                                                   of Aon Consulting, an
                                                                   employee benefits
                                                                   consulting group; member
                                                                   of the Fund Complex's
                                                                   Audit Committee.

                                                                 The Flex-funds

                                                                          Principal
                                         Position and Length of    Occupation During Past
Name, Address(1), and Year of Birth            Service(2)                Five Years
-----------------------------------     ------------------------- --------------------------
Charles A. Donabedian Year of Birth:    Trustee                   President, Winston
1943                                                              Financial, Inc., which
                                                                  provides a variety of
                                                                  marketing consulting
                                                                  services to investment
                                                                  management companies;
                                                                  CEO, Winston Advisors,
                                                                  Inc., an investment
                                                                  advisor; member of the
                                                                  Fund Complex's Audit
                                                                  Committee.

James W. Didion Year of Birth: 1930     Trustee                   Retired; formerly
                                                                  Executive Vice President
                                                                  of Core Source, Inc., an
                                                                  employee benefit and
                                                                  Workers' Compensation
                                                                  administration and
                                                                  consulting firm
                                                                  (1991-1997).

Jack W. Nicklaus Year of Birth: 1961    Trustee                   Designer, Nicklaus
                                                                  Design, a golf course
                                                                  design firm and division
                                                                  of The Nicklaus Companies.

(1) The address of each Trustee is 6000 Memorial Drive, Dublin, OH 43017.
(2) Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.
* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Portfolio. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Portfolio.

The Flex-funds

                         Independent Auditors' Report

To the Shareholders and The Board of Trustees of the Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of the Money Market Portfolio (the Portfolio), including the schedule of investments, as of December 31, 2001, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 2001, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio at December 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 22, 2002

                                                                 The Flex-funds

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

The Flex-funds
--------------

                Manager and Investment Advisor:
                Meeder Asset Management
                6000 Memorial Drive
                P.O. Box 7177
                Dublin, Ohio 43017

                Board of Trustees
                Milton S. Bartholomew
                Dr. Roger D. Blackwell
                James Didion
                Charles Donabedian
                Robert S. Meeder, Sr.
                Robert S. Meeder, Jr.
                Jack Nicklaus II
                Walter L. Ogle

                Custodian
                U.S. Bank, N.A.
                Cincinnati, Ohio 45201

                Transfer Agent Dividend Disbursing Agent
                Mutual Funds Service Co.
                6000 Memorial Drive
                Dublin, Ohio 43017

                Auditors
                KPMG LLP
                Columbus, Ohio 43215


                                          2001 Annual Report | December 31, 2001

--------------------------------------------------------------------------------

The Flex-funds
--------------

      P.O. Box 7177
      Dublin, Ohio 43017
      TOLL FREE 800-325-3539
      Internet: www.flexfunds.com
      Email: flexfunds@meederfinancial.com


--------------------------------------------------------------------------------